Quarterly Financial Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information (Unaudited)
Quarterly Financial Results
	2014 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$32,476	$32,575	$32,957	$34,439	$132,447
Operating Income (Loss)	6,278	5,616	5,402	(5,550)	11,746
Net Income (Loss)	3,734	3,621	3,059	(3,896)	6,518
Net Income (Loss) Attributable to AT&T	3,652	3,547	3,002	(3,977)	6,224
Basic Earnings (Loss) Per Share
Attributable to AT&T1	$0.70	$0.68	$0.58	$(0.77)	$1.19
Diluted Earnings (Loss) Per Share
Attributable to AT&T1	$0.70	$0.68	$0.58	$(0.77)	$1.19
Stock Price
High	$35.50	$36.86	$37.48	$36.16
Low	31.74	34.32	34.17	32.07
Close	35.07	35.36	35.24	33.59
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).

	2013 Calendar Quarter
	First	Second	Third	Fourth[2]	Annual
Total Operating Revenues	$31,356	$32,075	$32,158	$33,163	$128,752
Operating Income	5,940	6,113	6,188	12,238	30,479
Net Income	3,773	3,880	3,905	6,995	18,553
Net Income Attributable to AT&T	3,700	3,822	3,814	6,913	18,249
Basic Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Diluted Earnings Per Share Attributable
to AT&T1	$0.67	$0.71	$0.72	$1.31	$3.39
Stock Price
High	$36.87	$39.00	$36.31	$36.80
Low	32.76	34.10	33.19	33.09
Close	36.69	35.40	33.82	35.16
[1]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.
[2]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12), special termination charges (Note 12) and charges for employee separations.